Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue:
License revenues	$ 0	$ 0	$ 0	$ 0
TOTAL REVENUE	0	0	0	0
Cost of License Revenue	0	0	0	0
Gross profit	0	0	0	0
Operating Expenses:
Research and development	834	3,473	9,067	1,068
Selling, general and administrative	3,222	3,687	12,487	134,502
Loss on impairment			228,515	0
Total operating expenses	4,056	7,160	250,069	135,570
Loss from Operations	(4,056)	(7,160)	(250,069)	(135,570)
Other income (expense)
Interest expense/income	(454)	(2,931)	(9,117)	(8,602)
Total Other Income (Expense)	(454)	(2,931)	(9,117)	(8,602)
Loss before minority interest and provision for income taxes	(4,510)	(10,091)	(259,186)	(144,172)
Less: Loss attributable to the noncontrolling interests	0	0
Loss before provision for income taxes	(4,510)	(10,091)
Provision for income taxes	0	0	0	0
Net loss	$ (4,510)	$ (10,091)	$ (259,186)	$ (144,172)
Weighted average shares outstanding
Basic	51,092,886	50,117,977	50,240	16,769
Diluted	51,092,886	50,117,977	50,240	16,769
Net income (loss) per share
Basic	$ (0.09)	$ (0.20)	$ (5.16)	$ (8.60)
Diluted	$ (0.09)	$ (0.20)	$ (5.16)	$ (8.60)